Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net loss	$ (82,954)	$ (26,754)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,203	1,210
Stock-based compensation	4,135	69
Noncash lease expense	362	440
Change in fair value of convertible promissory notes and convertible promissory notes due to related parties	1,043	177
Noncash interest expense (including related party amounts of $431 and $2,271 for the years ended December 31, 2023 and 2022, respectively)	504	2,271
Transaction costs expensed	3,329
Loss on issuance of forward purchase contract	24,475
Loss on amendment of forward purchase contract	442
Change in fair value of forward purchase derivative liability	9,784
Change in the fair value of derivative warrant liability	13,503
Changes in operating assets and liabilities:
Accounts receivable	29	(29)
Prepaid expenses and other current assets	(1,403)	57
Accounts payable and accrued expenses	3,993	443
Operating lease liabilities	(379)	(437)
Other, net	(14)	(4)
Net cash used in operating activities	(21,948)	(22,557)
Investing activities
Purchases of property and equipment		(101)
Purchases of capitalized software	(48)	(62)
Net cash used in investing activities	(48)	(163)
Financing activities
Proceeds from exercise of common stock options	12	161
Proceeds from related party loans	5,300	23,000
Repayments of related party loans	(300)
Proceeds from issuance of convertible promissory notes and convertible promissory notes due to related parties	6,215
Proceeds from draws on revolving line of credit	4,991
Proceeds from issuance of common stock	1,668
Proceeds from related party issuance of senior convertible promissory notes with warrants	10,000
Proceeds from issuance of PIPE warrants	10,210
Payment of debt issuance costs on revolving line of credit	(100)
Repayments on paycheck protection loan		(675)
Payment of deferred underwriting fee	(1,250)
Payment of transaction costs	(14,591)
Net cash provided by financing activities	22,155	22,486
Net increase (decrease) in cash, cash equivalents, and restricted cash	159	(234)
Cash, cash equivalents, and restricted cash at the beginning of period	117	351
Cash, cash equivalents, and restricted cash at the end of period	276	117
Cash and cash equivalents	26	117
Restricted cash	250
Total cash, cash equivalents, and restricted cash	276	117
Supplemental cash flow information
Cash paid for interest expense	241	35
Supplemental disclosure of noncash investing and financing activities
Related party loans and interest payable converted into common stock		66,139
Issuance of subscription receivable	32,915
Conversion of legacy convertible promissory notes (including accrued interest)	18,913
Unpaid transaction costs included in accounts payable and accrued expenses	5,802
Assumption of derivative warrant liabilities	2,046
Receivable from shareholders in connection with amendment of forward purchase contracts	500
Property and equipment included in accounts payable and accrued expenses	73	8
Capitalized software costs included in accounts payable and accrued expenses	$ 15